Total
Virtus NFJ Small-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Investment Objective
The fund seeks long-term growth of capital and income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 92 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus NFJ Small-Cap Value Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus NFJ Small-Cap Value Fund		Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.38%	0.37%	0.30%	0.22%
Total Annual Fund Operating Expenses		1.23%	1.97%	0.90%	0.82%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.05%)	(0.08%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.17%	1.92%	0.82%	0.77%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.17% for Class A Shares, 1.92% for Class C Shares, 0.82% for Institutional Class Shares and 0.77% for Class R6 Shares through October 31, 2025. Prior to October 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus NFJ Small-Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
1 Year	$ 663	$ 295	$ 84	$ 79
3 Years	913	613	279	257
5 Years	1,183	1,058	491	450
10 Years	$ 1,952	$ 2,292	$ 1,100	$ 1,009

Expense Example, No Redemption - Virtus NFJ Small-Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
1 Year	$ 663	$ 195	$ 84	$ 79
3 Years	913	613	279	257
5 Years	1,183	1,058	491	450
10 Years	$ 1,952	$ 2,292	$ 1,100	$ 1,009

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and the greater of $4 billion or the capitalization of the largest company in the Russell 2000 Index. As of June 30, 2024, the market capitalization of the largest company in the Russell 2000 Index was $24.9 billion. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold, including in situations where such securities continue to trade at valuations the portfolio managers consider attractive. Because of this, the fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have attractive valuation and fundamental strength. The portfolio managers use initial parameters and quantitative tools to narrow the fund’s selection universe and also review and consider fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest a substantial portion of its assets in real estate investment trusts (REITs). The fund may also invest a portion of its assets in non-U.S. securities (including through American Depositary Receipts (ADRs)), including emerging market securities. The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
Risk Table - Virtus NFJ Small-Cap Value Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Issuer Risk

> Issuer Risk: The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Value Stocks Risk	> Value Stocks Risk: The fund may underperform when value investing is out of favor or the fund’s investments may not appreciate in value as anticipated.
Real Estate Investment Risk

> Real Estate Investment Risk: The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Emerging Market Risk

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Sanctions Risk

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Focused Investment Risk

> Focused Investment Risk: To the extent the fund focuses its investments on a limited number of issuers, sectors, industries, geographic regions or portfolio themes, it may be subject to increased risk and volatility.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Please see “More Information About Risks of Investing in the Funds” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Institutional Class Shares

Best Quarter:	2020, Q4:	23.37%	Worst Quarter:	2020, Q1:	-32.42%	Year to Date (9/30/2024):	7.93%

Average Annual Total Returns (for the periods ended 12/31/23)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus NFJ Small-Cap Value Fund	Label	1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes	16.23%	7.48%	3.81%
Class C Shares	Return Before Taxes	22.07%	7.89%	3.63%
Institutional Class Shares	Return Before Taxes	23.53%	9.09%	4.78%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	20.74%	6.91%	1.41%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.36%	6.79%	2.84%
Class R6 Shares	Return Before Taxes	23.56%	9.15%	4.84%
FT Wilshire 5000 Index	FT Wilshire 5000 Index	26.10%	15.40%	11.69%
Russell 2000® Value Index	Russell 2000® Value Index	14.65%	10.00%	6.76%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.